LONG-TERM DEBT - Breakdown of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Total long-term debt	$ 5,927.9	$ 6,408.2
Change in fair value related to hedged interest rate risk	9.1	2.5
Financing fees, net of amortization	(37.6)	(35.7)
Total adjustments for long-term debt	(28.5)	(33.2)
Total long-term debt, current and non current	5,899.4	6,375.0	$ 5,311.7
Parent Company
Long-term debt
Total long-term debt	$ 1,620.7	2,110.9
Parent Company | Bank credit facility
Long-term debt
Effective interest rate (as a percent)	4.65%
Total long-term debt	$ 9.0	451.7
Parent Company | Senior Notes
Long-term debt
Total long-term debt	1,611.7	1,659.2
Subsidiaries | Videotron
Long-term debt
Total long-term debt	$ 4,262.3	4,244.4
Subsidiaries | Videotron | Bank credit facility
Long-term debt
Effective interest rate (as a percent)	3.28%
Total long-term debt	$ 89.3	742.0
Subsidiaries | Videotron | Senior Notes
Long-term debt
Total long-term debt	$ 4,173.0	3,502.4
Subsidiaries | TVA Group | Bank credit facility
Long-term debt
Effective interest rate (as a percent)	3.39%
Total long-term debt	$ 44.9	$ 52.9